ACCOUNTS PAYABLE AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payable and other

(US$ MILLIONS)	2020	2019
Current:
Accounts payable	$2,971	$2,919
Accrued and other liabilities (1) (2)	3,864	3,978
Lease liability	222	224
Financial liabilities (5)	727	327
Unearned premiums reserve	533	482
Work in progress (3)	1,539	1,415
Provisions and decommissioning liabilities	560	442
Liabilities held for sale	—	94
Total current	$10,416	$9,881
Non-current:
Accounts payable	$82	$116
Accrued and other liabilities (2)	1,325	1,110
Lease liability	1,142	1,109
Financial liabilities (5)	2,457	2,048
Unearned premiums reserve	1,356	1,143
Work in progress (3)	23	60
Provisions and decommissioning liabilities (4)	1,131	1,029
Total non-current	$7,516	$6,615
____________________________________
(1)Includes bank overdrafts of $400 million as at December 31, 2020 (2019: $921 million).
(2)Includes post-employment benefits of $1,018 million ($19 million current and $999 million non-current). See Note 30 for additional information.
(3)See Note 16 for additional information.
(4)Decommissioning liability results primarily from the partnership’s ownership interest in energy assets, manufacturing facilities, retail gas stations, a services provider to the offshore oil production industry and power generation services. The liability represents the estimated cost to reclaim and abandon the asset and takes into account the estimated timing of the cost to be incurred in future periods. The liability was determined using a risk rate between 1.2% and 11.5% (2019: 1.6% and 8.5%) and an inflation rate between 1.9% and 3.0% (2019: 2.0% and 3.0%), determined as appropriate for the underlying subsidiaries.
(5)Includes financial liabilities of $1,847 million ($56 million current and $1,791 million non-current) as at December 31, 2020 (2019: $1,704 million) related to the sale and leaseback of hospitals.

Disclosure of other provisions	The following table presents the change in the provision balances for the partnership:

(US$ MILLIONS)	Decommissioning liability	Warranties and provisions for defects	Other	Total provisions
Balance at January 1, 2019	$311	$87	$356	$754
Additions through business combinations	52	119	428	599
Additional provisions recognized	9	175	200	384
Reduction arising from payments/derecognition	(6)	(126)	(324)	(456)
Accretion expenses	16	—	—	16
Change in discount rate	154	—	2	156
Change in other estimates	44	(5)	4	43
Transfers to held for sale	—	—	(10)	(10)
Dispositions	(19)	—	—	(19)
Net foreign currency exchange differences	6	—	(2)	4
Balance at December 31, 2019	$567	$250	$654	$1,471
Additions through business combinations	3		1	4
Additional provisions recognized	8	203	276	487
Reduction arising from payments/derecognition	(7)	(217)	(199)	(423)
Accretion expenses	24	—	(1)	23
Change in discount rate	66	—	—	66
Change in other estimates	9	12	9	30
Transfers to held for sale	—	—	(9)	(9)
Dispositions
Net foreign currency exchange differences	3	5	34	42
Balance at December 31, 2020	$673	$253	$765	$1,691